Employee benefit plans	6 Months Ended
Sep. 30, 2017
Employee benefit plans
Employee benefit plans

11. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans of Japanese entities’ includes the following components.

	Millions of yen
	Six months ended September 30
	2016	2017
Service cost	¥4,459	¥5,018
Interest cost	722	1,129
Expected return on plan assets	(3,002)	(3,033)
Amortization of net actuarial losses	1,424	2,003
Amortization of prior service cost	(574)	(530)

Net periodic benefit cost	¥3,029	¥4,587

	Millions of yen
	Three months ended September 30
	2016	2017
Service cost	¥2,098	¥2,393
Interest cost	361	564
Expected return on plan assets	(1,501)	(1,517)
Amortization of net actuarial losses	712	1,001
Amortization of prior service cost	(287)	(265)

Net periodic benefit cost	¥1,383	¥2,176

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.